Share capital - Narrative (Details) $ in Millions			3 Months Ended	4 Months Ended
	Mar. 01, 2018 shares	Feb. 28, 2018	Mar. 31, 2018 CAD ($) shares	Jun. 30, 2018
Disclosure of classes of share capital [line items]
Stock repurchased during period (in shares)			3,085,697
Value of stock repurchased during period | $			$ 175
Series AC Convertible Preference Shares
Disclosure of classes of share capital [line items]
Dividend rate reset term				5 years
SHARES ISSUED
Disclosure of classes of share capital [line items]
Value of stock repurchased during period | $			69
CONTRI-BUTED SURPLUS
Disclosure of classes of share capital [line items]
Value of stock repurchased during period | $			3
DEFICIT
Disclosure of classes of share capital [line items]
Value of stock repurchased during period | $			$ 103
Major ordinary share transactions | Series AC Convertible Preference Shares
Disclosure of classes of share capital [line items]
Conversion of stock, shares converted (in shares)	397,181
Number of shares outstanding (in shares)	5,069,935
Share conversion ratio	1
Annual dividend rate	4.38%	3.55%
Major ordinary share transactions | Series AD Convertible Preference Shares
Disclosure of classes of share capital [line items]
Conversion of stock, shares converted (in shares)	5,356,937
Number of shares outstanding (in shares)	14,930,065
Share conversion ratio	1